RELATED PARTY TRANSACTIONS 2 (Details) (Frontline, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Frontline
Related Party Transaction [Line Items]
Accrued income - January 1		$ 0	$ 0	$ 2,324
Charter hire paid during the year	0	0	(4,912)
Charter hire revenue recognized in year	0	0	2,588
Accrued income - December 31	$ 0	$ 0	$ 0